Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	N-1A/A
Document Period End Date	dei_DocumentPeriodEndDate	May 20, 2022
Registrant Name	dei_EntityRegistrantName	Fidelity Greenwood Street Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001898391
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2022
Prospectus Date	rr_ProspectusDate	May 23, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A